Property and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
9.
Property and Equipment

Changes in property and equipment account for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Buildings	Vehicles, furniture and other network equipment	Information Origination Termination	Land and land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2021
Cost	229,160	5,896	327,195	26,838	40,586	62,595	4,451	27,099	355	56,510	780,685
Accumulated depreciation, impairment and amortization	(157,627)	(3,144)	(208,606)	(19,422)	(35,347)	(34,745)	(288)	(18,593)	(177)	—	(477,949)
Net book value	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
December 31, 2022
Net book value at beginning of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
Additions (Note 4)	194	265	3,656	31	731	6,389	28	8	—	85,508	96,810
Telecom assets additions subject to subsequent sale and leaseback from tower companies	—	—	16,841	—	—	—	—	—	—	—	16,841
Disposals/retirements	(5)	—	(6,529)	(1)	(158)	—	(7)	(20)	—	(7,976)	(14,696)
Reclassifications	11	—	—	—	—	—	—	—	—	(11)	—
Reclassifications to assets classified as held-for-sale	—	—	(12,372)	—	—	—	—	—	—	(3,641)	(16,013)
Impairment losses recognized during the year from continuing operations (Note 5)	(112)	—	(66)	—	(104)	—	—	—	—	—	(282)
Impairment losses recognized during the year from discontinued operations	—	—	—	—	(27)	—	—	—	—	—	(27)
Transfers and others	32,323	666	24,155	724	412	8,445	120	8,092	21	(74,958)	—
Translation differences charged directly to cumulative translation adjustments	—	—	—	—	1	—	—	1	—	—	2
Other adjustments	7	512	-	(2)	(240)	—	—	—	—	(5)	272
Acquisition through business combinations	—	—	—	23	77	—	—	—	—	—	100
Depreciation and amortization from continuing operations (Notes 2 and 3)	(32,994)	(580)	(42,311)	(1,544)	(1,756)	(7,898)	(32)	(5,789)	(66)	—	(92,970)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	—	(9)	—	(1)	(18)	—	—	—	—	—	(28)
Net book value at end of the year	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
December 31, 2022
Cost	261,429	7,338	328,729	26,788	40,572	77,429	4,591	35,095	377	55,427	837,775
Accumulated depreciation, impairment and amortization	(190,472)	(3,732)	(226,766)	(20,142)	(36,415)	(42,643)	(319)	(24,297)	(244)	-	(545,030)
Net book value	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
December 31, 2023
Net book value at beginning of the year	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
Additions (Note 4)	5,221	19	4,913	108	529	7,945	212	952	11	65,173	85,083
Disposals/retirements	(1)	—	(17)	(8)	(119)	—	(320)	(6)	—	—	(471)
Reclassification	—	—	1,311	—	—	(24,470)	—	—	—	(15,269)	(38,428)
Transfers and others	14,484	—	10,245	2,291	321	204	68	8,364	1,210	(37,187)	—
Translation differences charged directly to cumulative translation adjustments	1	—	—	—	1	—	—	—	—	—	2
Adjustments	—	(3,055)	—	13	1	(83)	(45)	3,106	84	(304)	(283)
Depreciation and amortization from continuing operations (Notes 2 and 3)	(9,435)	(186)	(16,474)	(1,071)	(1,234)	(18,382)	(65)	(4,420)	(276)	—	(51,543)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	—	—	—	—	(2)	—	—	—	—	—	(2)
Net book value at end of the year	81,227	384	101,941	7,979	3,654	—	4,122	18,794	1,162	67,840	287,103
December 31, 2023
Cost	280,237	683	344,218	28,881	40,387	—	4,504	50,344	1,914	67,840	819,008
Accumulated depreciation, impairment and amortization	(199,010)	(299)	(242,277)	(20,902)	(36,733)	—	(382)	(31,550)	(752)	—	(531,905)
Net book value	81,227	384	101,941	7,979	3,654	—	4,122	18,794	1,162	67,840	287,103

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php2,169 million,
Php1,748 million and Php1,582 million for the years ended December 31, 2023, 2022 and 2021, respectively.
See Note 5 – Income and Expenses – Financing Costs – Net. The average interest capitalization rate used was approximately 4% for each of the years ended December 31, 2023, 2022 and 2021, respectively.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to Php195 million, Php351 million and Php29 million for the years ended December 31, 2023, 2022 and 2021, respectively.

As at December 31, 2023, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 20 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	5 – 15 years
Land and land improvements	10 years
IT systems and platforms	5 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating useful lives of property and equipment.

Sale and Leaseback of Telecom Towers

On April 19, 2022, Smart and DMPI signed Sale and Purchase Agreements with a subsidiary of Edotco Group and a subsidiary of EdgePoint, or the TowerCos, in connection with the sale of 5,907 telecom towers and related passive telecommunication infrastructure for Php77 billion. Out of the total towers, 2,973 towers located primarily in Luzon, Visayas and Mindanao were acquired by Edotco Towers, Inc., a subsidiary of Edotco Group, and 2,934 towers located in Luzon were acquired by Edgepoint Towers, Inc., subsidiary of EdgePoint.

Concurrent with the execution of the Sale and Purchase Agreements, Smart also entered into Master Service Agreements, or MSAs, with the TowerCos wherein Smart agreed to leaseback the towers sold in the transaction for a period of 10 years. In addition to space, the TowerCos are responsible for providing operations and maintenance services, as well as power to the sites. The sale and leaseback with the TowerCos is complemented by a commitment to place service orders for a total of 1,000 Build-To-Suit, or BTS, sites before December 31, 2025 and 50 committed BTS sites each year for five years starting
January 1, 2026, or another total of 500 BTS sites. Thus, total committed BTS sites with the TowerCos is 1,500 sites. The closing of the agreements will be on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred. The first closing commenced in June 2022, with the final closing in 2023.

On the same day that the telecom towers were sold, the MSAs covering the leaseback arrangements for those towers became effective. As at December 31, 2022, we have completed the sale of 4,665 telecom towers representing 79% of the towers' portfolio subject to the sale. As a result, we received total proceeds of Php60,492 million, and recognized gain on sale and leaseback amounting to Php25,234 million.

In 2023, we completed additional sale of 854 telecom towers to Edotco and Edgepoint for a total consideration of
Php11,302 million. We recognized gain on sale and leaseback for these transactions totaling to Php4,240 million. Edotco and Edgepoint had their final closings as per agreement with Smart in September and November 2023, respectively. The final completed sale and leaseback transactions to date is at 93% of the towers’ portfolio subject to the sale to Edotco and Edgepoint. The 7% unsold sites are fallout sites, which management plans to offer as replacement sites or additional sites to Unity Digital Infrastracture, or Unity.

Meanwhile, on December 15, 2022 and March 16, 2023, Smart and DMPI signed a new set of Sale and Purchase Agreements, with Unity, and Frontier Tower Associates Philippines Inc., or Frontier, respectively, in connection with the sale of 1,662 telecom towers and related passive telecom infrastructure for a total of Php21,309 million. Out of the total towers, 650 towers located primarily in Visayas and Mindanao were acquired by Unity and 1,012 towers located in Luzon were acquired by Frontier.

Concurrent with the execution of the Sale and Purchase Agreements, Smart also entered into MSAs with Unity and Frontier wherein Smart has agreed to leaseback the towers sold in the transaction for a period of 10 years. In addition to space, Unity and Frontier will also be responsible for providing operations and maintenance services, as well as power to the sites. The sale and leaseback with Unity is complemented by a commitment to place service orders for a total of 220 BTS sites within the next two to four years. Meanwhile, the sale and leaseback with Frontier includes a commitment to place service orders for 550 points of service within the next three to four years, of which 400 are co-locations and the balance for new BTS sites. With these additional sites from Unity and Frontier, total commitment with all TowerCos is for 2,270 sites. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred.

In 2023, we completed the sale of 851 telecom towers to Unity and Frontier for a total consideration of Php11,163 million. We recognized gain on sale and leaseback for these transaction totaling to Php3,227 million. The total completed sale and leaseback transaction to date is at 51% of the tower portfolio subject to the sale to Unity and Frontier.

The following summarizes the completed sale of Smart and DMPI telecom towers as at December 31, 2023:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Net Book Value of Tower Assets (excluding taxes)
		(in million pesos)
2022	4,665	60,492	22,874
2023	1,705	22,465	13,377
	6,370	82,957	36,251

The remaining telecom towers with net book value of Php7,163 million and Php7,125 million, subject to sale and purchase agreement until 2024, were reclassified from “Property and equipment” to “Assets classified as held-for-sale” under current assets in our consolidated statement of financial position as at December 31, 2023 and 2022, respectively.

On March 18, 2024, Smart and DMPI completed additional sale of 111 telecom towers for a consideration of
Php1,332 million.